UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10603

Western Asset Premier Bond Fund

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(888) 777-0102

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET PREMIER BOND FUND

FORM N-Q

SEPTEMBER 30, 2017

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 107.5%
CONSUMER DISCRETIONARY - 16.2%
Auto Components - 1.9%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	1,410,000		$1,448,775	(a)
Delphi Technologies PLC, Senior Notes	5.000%	10/1/25	340,000		346,800	(a)
IHO Verwaltungs GmbH, Senior Secured Bonds (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	800,000		817,000	(a)(b)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	680,000		719,950	(a)

Total Auto Components					3,332,525

Automobiles - 1.5%
Daimler Finance NA LLC, Notes	8.500%	1/18/31	1,000,000		1,498,764
General Motors Co., Senior Notes	6.600%	4/1/36	140,000		166,771
General Motors Co., Senior Notes	6.250%	10/2/43	750,000		860,056

Total Automobiles					2,525,591

Hotels, Restaurants & Leisure - 4.1%
Brinker International Inc., Senior Notes	5.000%	10/1/24	4,345,000		4,317,844	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	750,000		774,375
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	350,000		368,375
Marstons Issuer PLC, Secured Bonds (3 mo. GBP LIBOR + 2.550%)	5.641%	7/15/35	260,000	GBP	321,204	(c)(d)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	348,000		374,100	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	1,010,000		1,016,010	(a)

Total Hotels, Restaurants & Leisure					7,171,908

Media - 7.4%
21st Century Fox America Inc., Senior Debentures	8.875%	4/26/23	400,000		514,970
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	770,000		824,445
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,190,000		1,206,652	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	420,000		492,605
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,130,000		2,508,619
Comcast Corp., Notes	7.050%	3/15/33	1,000,000		1,371,541
DISH DBS Corp., Senior Notes	7.750%	7/1/26	650,000		747,936
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	2,020,000		2,189,175	(a)
Time Warner Cable LLC, Debentures	7.300%	7/1/38	720,000		906,401
Viacom Inc., Senior Notes	4.375%	3/15/43	820,000		708,962
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	820,000		866,125	(a)
Ziggo Secured Finance BV, Senior Secured Notes	5.500%	1/15/27	520,000		534,139	(a)

Total Media					12,871,570

Specialty Retail - 1.0%
American Greetings Corp., Senior Notes	7.875%	2/15/25	730,000		793,875	(a)
Hertz Corp., Senior Notes	5.875%	10/15/20	640,000		638,400
Lithia Motors Inc., Senior Notes	5.250%	8/1/25	330,000		343,612	(a)

Total Specialty Retail					1,775,887

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	400,000		417,500	(a)

TOTAL CONSUMER DISCRETIONARY					28,094,981

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 4.4%
Beverages - 1.0%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	540,000	$597,206
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	990,000	1,122,728

Total Beverages				1,719,934

Food & Staples Retailing - 1.3%
CVS Pass-Through Trust, Secured Bonds	5.789%	1/10/26	362,394	397,492	(a)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	388,981	434,289
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	393,689	445,581
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	389,222	461,952
CVS Pass-Through Trust, Secured Notes	7.507%	1/10/32	389,996	483,817	(a)

Total Food & Staples Retailing				2,223,131

Food Products - 1.5%
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	440,000	422,267
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	390,000	408,525	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	430,000	452,575	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	360,000	368,550	(a)
WM Wrigley Jr. Co., Senior Notes	2.000%	10/20/17	1,000,000	999,873	(a)

Total Food Products				2,651,790

Household Products - 0.1%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	250,000	267,500

Tobacco - 0.5%
BAT Capital Corp., Senior Notes	3.557%	8/15/27	500,000	506,050	(a)
Reynolds American Inc., Senior Notes	5.850%	8/15/45	260,000	319,324

Total Tobacco				825,374

TOTAL CONSUMER STAPLES				7,687,729

ENERGY - 21.0%
Energy Equipment & Services - 0.1%
Transocean Inc., Senior Notes	9.000%	7/15/23	190,000	205,675	(a)

Oil, Gas & Consumable Fuels - 20.9%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	570,000	710,988
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	500,000	530,657
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,000,000	955,353
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.125%	10/15/21	1,000,000	1,032,500
Apache Corp., Senior Notes	4.250%	1/15/44	250,000	235,675
Berry Petroleum Co. Escrow	—	—	130,000	0	*(e)(f)(g)
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	410,000	423,034
Burlington Resources Finance Co., Senior Notes	7.400%	12/1/31	450,000	611,670
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	550,000	640,063	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	520,000	536,900	(a)
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	320,000	306,400
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	230,000	232,875	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	500,000	502,500
Continental Resources Inc., Senior Notes	3.800%	6/1/24	270,000	261,900
Continental Resources Inc., Senior Notes	4.900%	6/1/44	500,000	456,250
Devon Energy Corp., Debentures	7.950%	4/15/32	310,000	406,809
Devon Energy Corp., Senior Notes	3.250%	5/15/22	500,000	506,428
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	510,000	512,550
Ecopetrol SA, Senior Notes	5.875%	9/18/23	45,000	50,085
Ecopetrol SA, Senior Notes	5.375%	6/26/26	750,000	800,625
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,510,000	1,481,687
Enterprise Products Operating LLC, Senior Notes	4.050%	2/15/22	880,000	932,509
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	1,000,000	1,118,511
EOG Resources Inc., Senior Notes	3.150%	4/1/25	2,250,000	2,249,570

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Bonds	5.625%	6/15/24	1,090,000	$1,062,750
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	770,000	782,459	(a)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	190,000	244,717
Kinder Morgan Inc., Senior Bonds	5.550%	6/1/45	1,500,000	1,621,978
Magnum Hunter Resources Corp. Escrow	—	—	960,000	0	*(e)(f)(g)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	480,000	421,200	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	300,000	258,750	(a)
NGPL PipeCo LLC, Senior Bonds	4.875%	8/15/27	460,000	483,161	(a)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	490,000	612,500	(a)
Noble Energy Inc., Senior Notes	5.250%	11/15/43	1,000,000	1,052,655
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	370,000	370,000
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	520,000	533,000
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	340,000	346,800
Occidental Petroleum Corp., Senior Notes	3.500%	6/15/25	350,000	358,560
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	310,000	307,210
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	917,700
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	400,000	427,300
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	1,000,000	1,099,873	(a)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	250,000	274,968	(c)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	350,000	401,625	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	440,000	490,147
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,850,000	1,974,601
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	380,000	326,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	5.125%	2/1/25	460,000	475,525
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	5.375%	2/1/27	490,000	512,663
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,293,778
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,000,000	1,040,000	(a)
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	630,000	633,339
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	200,000	197,750
Williams Cos. Inc., Debentures	7.500%	1/15/31	443,000	533,815
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	310,000	310,000
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	60,000	62,400
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	50,603
WPX Energy Inc., Senior Notes	7.500%	8/1/20	160,000	174,800
WPX Energy Inc., Senior Notes	8.250%	8/1/23	210,000	236,513
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	720,000	809,784	(a)

Total Oil, Gas & Consumable Fuels				36,195,263

TOTAL ENERGY				36,400,938

FINANCIALS - 26.3%
Banks - 16.6%
Bank of America Corp., Senior Notes	5.000%	5/13/21	1,100,000	1,197,901
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,700,000	1,780,518
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	610,000	756,036	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,750,000	3,164,219
Barclays PLC, Subordinated Notes	4.836%	5/9/28	290,000	300,765
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	510,000	576,938	(a)(d)(h)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,000,000	1,079,565	(a)
Capital One N.A., Senior Notes	1.500%	3/22/18	1,810,000	1,809,066
CIT Group Inc., Senior Notes	5.000%	8/15/22	250,000	271,175
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	500,000	510,018
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	200,000	224,839
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	500,000	528,408
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,276,337

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	500,000		$538,015
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	1,080,000		1,281,173	(a)(d)(h)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	700,000		720,930	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	430,000		432,610	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	490,000		517,249	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	2,800,000		3,052,000	(d)(h)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	500,000		570,665
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	400,000		407,080
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	1,000,000		1,049,289
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	450,000		500,063	(d)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	150,000		166,105
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	1,330,000		1,417,074
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	140,000		165,933
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,000,000		1,168,354	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	510,000		552,301	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	300,000		353,856	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	1,850,000		1,944,449	(a)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	500,000		529,448

Total Banks					28,842,379

Capital Markets - 3.1%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	1,500,000		1,682,995
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	1,000,000		1,021,975
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	800,000		879,511
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	500,000		501,883
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,000,000		1,321,699

Total Capital Markets					5,408,063

Consumer Finance - 1.3%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	282,000		318,135
DAE Funding LLC, Senior Notes	4.500%	8/1/22	706,000		725,327	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	640,000		657,600	(a)
FirstCash Inc., Senior Notes	5.375%	6/1/24	480,000		502,800	(a)

Total Consumer Finance					2,203,862

Diversified Financial Services - 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	230,000		246,785
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	686,921		824,590
CPUK Finance Ltd., Senior Secured Notes	7.239%	2/28/24	1,000,000	GBP	1,717,637	(c)
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	373,000		377,096
GE Capital International Funding Co., Unlimited Co., Senior Notes	3.373%	11/15/25	500,000		517,671
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	80,000		85,064
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	1,200,000		1,346,672
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	400,000		418,912	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.250%	10/1/25	340,000		337,664	(a)

Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	650,000		678,437	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	250,000		250,277	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,180,000		1,241,950	(a)

Total Diversified Financial Services					8,042,755

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.7%
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	330,000	$283,800
Metlife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000	837,500

Total Insurance				1,121,300

TOTAL FINANCIALS				45,618,359

HEALTH CARE - 4.7%
Biotechnology - 0.4%
Celgene Corp., Senior Notes	5.000%	8/15/45	250,000	283,726
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	390,000	437,761

Total Biotechnology				721,487

Health Care Providers & Services - 2.7%
Centene Corp., Senior Notes	5.625%	2/15/21	280,000	291,956
Centene Corp., Senior Notes	6.125%	2/15/24	220,000	238,425
Centene Corp., Senior Notes	4.750%	1/15/25	1,060,000	1,102,400
DaVita Inc., Senior Notes	5.750%	8/15/22	270,000	276,919
DaVita Inc., Senior Notes	5.125%	7/15/24	220,000	220,962
DaVita Inc., Senior Notes	5.000%	5/1/25	830,000	820,903
HCA Inc., Senior Secured Bonds	4.500%	2/15/27	1,000,000	1,025,000
HCA Inc., Senior Secured Notes	5.250%	6/15/26	280,000	302,400
Humana Inc., Senior Notes	3.950%	3/15/27	290,000	303,569

Total Health Care Providers & Services				4,582,534

Pharmaceuticals - 1.6%
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	191,000	207,451
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	650,000	549,691
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	630,000	633,150	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	1,230,000	1,082,400	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	290,000	310,326	(a)

Total Pharmaceuticals				2,783,018

TOTAL HEALTH CARE				8,087,039

INDUSTRIALS - 9.8%
Aerospace & Defense - 1.0%
Boeing Co., Notes	6.125%	2/15/33	600,000	790,532
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	370,000	375,550	(a)
Hexcel Corp., Senior Notes	3.950%	2/15/27	500,000	511,062

Total Aerospace & Defense				1,677,144

Airlines - 2.8%
Air 2 U.S., Notes	8.027%	10/1/19	377,625	391,077	(a)
America West Airlines Inc., Pass-Through Certificates, Ambac Assurance Corp.	8.057%	7/2/20	868,195	981,060
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	34,932	35,194
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.820%	5/1/18	102,596	104,904
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	479,243	497,214
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	8.048%	11/1/20	216,312	240,376

Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	118,250	125,937
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	81,512	93,331

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	123,963	$129,542
U.S. Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	340,472	348,984
U.S. Airways, Pass-Through Certificates, Senior Secured Bonds	7.125%	10/22/23	1,319,876	1,555,210
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.750%	4/11/22	285,387	297,687

Total Airlines				4,800,516

Building Products - 0.3%
Standard Industries Inc., Senior Notes	5.125%	2/15/21	230,000	237,763	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	330,000	350,212	(a)

Total Building Products				587,975

Commercial Services & Supplies - 0.7%
Multi-Color Corp., Senior Notes	4.875%	11/1/25	140,000	141,883	(a)(i)
United Rentals North America Inc., Senior Notes	4.625%	10/15/25	130,000	131,950
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	300,000	302,250
West Corp., Senior Notes	5.375%	7/15/22	670,000	678,375	(a)

Total Commercial Services & Supplies				1,254,458

Industrial Conglomerates - 0.4%
General Electric Co., Subordinated Notes	5.300%	2/11/21	623,000	685,366

Machinery - 1.3%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	1,150,000	1,196,402	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	250,000	252,500	(a)
Tennant Co., Senior Notes	5.625%	5/1/25	700,000	729,750	(a)

Total Machinery				2,178,652

Professional Services - 0.6%
IHS Markit Ltd., Senior Notes	5.000%	11/1/22	1,000,000	1,082,500	(a)

Road & Rail - 0.5%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	790,000	793,950	(a)

Trading Companies & Distributors - 1.2%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	700,000	721,875	(a)
Ashtead Capital Inc., Secured Notes	4.375%	8/15/27	910,000	938,437	(a)
H&E Equipment Services Inc., Senior Notes	5.625%	9/1/25	470,000	497,025	(a)

Total Trading Companies & Distributors				2,157,337

Transportation - 1.0%
Mexico City Airport Trust, Senior Secured Bonds	5.500%	10/31/46	1,000,000	1,023,300	(a)
Mexico City Airport Trust, Senior Secured Notes	4.250%	10/31/26	750,000	772,500	(a)

Total Transportation				1,795,800

TOTAL INDUSTRIALS				17,013,698

INFORMATION TECHNOLOGY - 4.5%
Communications Equipment - 1.0%
Harris Corp., Senior Notes	5.054%	4/27/45	1,500,000	1,724,619

IT Services - 0.4%
HP Enterprise Services LLC, Notes	7.450%	10/15/29	500,000	610,682

Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices Inc., Senior Notes	2.500%	12/5/21	490,000	491,490

Software - 0.8%
j2 Cloud Services LLC/j2 Global Co.-Obligor Inc., Senior Notes	6.000%	7/15/25	520,000	546,650	(a)
Microsoft Corp., Senior Notes	2.875%	2/6/24	800,000	818,227

Total Software				1,364,877

Technology Hardware, Storage & Peripherals - 2.0%
Dell International LLC/EMC Corp., Senior Notes	5.875%	6/15/21	350,000	366,772	(a)
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	320,000	353,686	(a)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - (continued)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,300,000	$1,366,030	(a)
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	1,220,000	1,188,398
Seagate HDD Cayman, Senior Bonds	4.875%	6/1/27	260,000	245,622

Total Technology Hardware, Storage & Peripherals				3,520,508

TOTAL INFORMATION TECHNOLOGY				7,712,176

MATERIALS - 6.6%
Chemicals - 1.3%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	920,000	1,048,800	(c)
Braskem Finance Ltd., Senior Notes	5.375%	5/2/22	230,000	245,525	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	550,000	588,500	(a)
Venator Finance Sarl/Venator Materials Corp., Senior Notes	5.750%	7/15/25	410,000	427,425	(a)

Total Chemicals				2,310,250

Construction Materials - 0.3%
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	420,000	454,650

Containers & Packaging - 0.5%
Pactiv LLC, Senior Notes	7.950%	12/15/25	50,000	56,625
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	730,000	786,064	(a)

Total Containers & Packaging				842,689

Metals & Mining - 4.5%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	300,000	333,750	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	560,000	637,000	(a)
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	450,000	462,892	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	210,000	218,688	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	200,000	199,744	(a)
ArcelorMittal SA, Senior Notes	7.500%	10/15/39	430,000	518,150
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	260,000	266,825	(a)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	230,000	230,575
Freeport-McMoRan Inc., Senior Notes	6.500%	11/15/20	579,000	593,041
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	630,000	689,850
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	800,000	751,500
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	470,000	540,500	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	210,000	238,207
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	940,000	1,082,128
Vale SA, Senior Notes	5.625%	9/11/42	1,090,000	1,117,250

Total Metals & Mining				7,880,100

TOTAL MATERIALS				11,487,689

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Care Capital Properties LP, Senior Notes	5.125%	8/15/26	250,000	256,891
iStar Inc., Senior Bonds	5.250%	9/15/22	450,000	457,875
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	260,000	281,775
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	210,000	217,875
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	700,000	719,250

TOTAL REAL ESTATE				1,933,666

TELECOMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 7.4%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	470,000	496,438	(a)
Orange SA, Notes	9.000%	3/1/31	600,000	912,866
Qwest Corp., Senior Notes	6.750%	12/1/21	1,500,000	1,641,725
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	3,350,000	3,655,688	(a)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	2,000,000	2,146,680

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,780,000	$3,120,324
Windstream Services LLC, Senior Notes	7.750%	10/15/20	1,130,000	909,650

Total Diversified Telecommunication Services				12,883,371

Wireless Telecommunication Services - 3.7%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	610,000	669,475	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	201,000	248,989	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	420,000	471,450
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	30,000	38,437
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	500,000	537,710	(a)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	260,000	284,731
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	280,000	357,297
Sprint Corp., Senior Notes	7.875%	9/15/23	760,000	883,500
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	2,290,000	2,330,075	(a)
VEON Holdings BV, Senior Notes	5.950%	2/13/23	570,000	620,445	(a)

Total Wireless Telecommunication Services				6,442,109

TOTAL TELECOMMUNICATION SERVICES				19,325,480

UTILITIES - 1.8%
Electric Utilities - 1.8%
FirstEnergy Corp., Notes	7.375%	11/15/31	1,770,000	2,360,301
Pampa Energia SA, Senior Notes	7.500%	1/24/27	670,000	729,851	(a)

TOTAL UTILITIES				3,090,152

TOTAL CORPORATE BONDS & NOTES (Cost - $170,086,016)				186,451,907

ASSET-BACKED SECURITIES - 5.9%
AAA Trust, 2005-1A 1A3B (1 mo. LIBOR + 0.410%)	1.647%	2/27/35	456,313	417,275	(a)(d)
ACE Securities Corp., 2005-WF1 M1 (1 mo. USD LIBOR + 0.630%)	1.867%	5/25/35	53,831	53,996	(d)
Argent Securities Inc., 2003-W3 M1 (1 mo. USD LIBOR + 1.125%)	2.362%	9/25/33	32,125	29,252	(d)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	2.037%	3/25/37	702,740	656,708	(a)(d)
Bayview Financial Asset Trust, 2007-SR1A M3 (1 mo. USD LIBOR + 1.150%)	2.387%	3/25/37	266,557	238,154	(a)(d)
Bayview Financial Asset Trust, 2007-SR1A M4 (1 mo. USD LIBOR + 1.500%)	2.737%	3/25/37	72,697	65,552	(a)(d)
Bear Stearns Asset-Backed Securities Trust, 2006-SD3 1P0, STRIPS, PO	0.000%	8/25/36	369,281	277,368
Conseco Financial Corp., 1993-1 B	8.450%	4/15/18	1,200	47
Contimortgage Home Equity Trust, 1997-4 B1F (6 mo. USD LIBOR + 5.520%)	7.330%	10/15/28	86,283	104,680	(d)
Countrywide Asset-Backed Certificates, 2004-3 3A3 (1 mo. USD LIBOR + 0.760%)	1.997%	8/25/34	317,417	314,461	(d)
Countrywide Asset-Backed Certificates, 2007-13 2A1 (1 mo. USD LIBOR + 0.900%)	2.137%	10/25/47	569,882	569,070	(d)
Countrywide Asset-Backed Certificates, 2007-SEA2 1A1 (1 mo. USD LIBOR + 1.000%)	2.237%	8/25/47	16,624	16,320	(a)(d)
EMC Mortgage Loan Trust, 2003-B A1 (1 mo. USD LIBOR + 0.550%)	2.334%	11/25/41	10,057	9,738	(a)(d)
Firstfed Corp. Manufactured Housing Contract, 1996-1 B	8.060%	10/15/22	177,679	74,961	(a)
Greenpoint Manufactured Housing, 1999-3 2A2 (1 year Treasury Constant Maturity Rate + 3.800%)	4.890%	6/19/29	300,000	290,803	(d)
Greenpoint Manufactured Housing, 2001-2 IA2 (Auction Rate Security)	4.731%	2/20/32	250,000	238,270	(d)
Greenpoint Manufactured Housing, 2001-2 IIA2 (Auction Rate Security)	4.724%	3/13/32	400,000	382,084	(d)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
GSAA Home Equity Trust, 2004-8 A3A (1 mo. USD LIBOR + 0.740%)	1.977%	9/25/34	58,237	$58,388	(d)
GSAA Home Equity Trust, 2006-19 A3A (1 mo. USD LIBOR + 0.240%)	1.477%	12/25/36	477,332	283,598	(d)
GSAMP Trust, 2003-SEA2 A1	4.422%	7/25/33	872,693	865,213
Indymac Manufactured Housing Contract, 1997-1 A5	6.970%	2/25/28	78,942	80,485
Indymac Manufactured Housing Contract, 1998-2 A2	6.170%	8/25/29	18,466	18,594
Morgan Stanley Capital Inc., 2003-NC9 M (1 mo. USD LIBOR + 1.125%)	2.362%	9/25/33	668,351	662,433	(d)
Morgan Stanley Capital Inc., 2003-SD1 A1 (1 mo. USD LIBOR + 1.000%)	2.237%	3/25/33	11,001	10,872	(d)
Morgan Stanley Capital Inc., 2004-HE7 M1 (1 mo. USD LIBOR + 0.900%)	2.137%	8/25/34	1,539,471	1,539,833	(d)
Oakwood Mortgage Investors Inc., 2002-B A3	6.060%	6/15/32	113,412	121,393	(d)
Origen Manufactured Housing, 2006-A A2	3.047%	10/15/37	1,327,425	1,250,396	(d)
Origen Manufactured Housing, 2007-A A2	3.037%	4/15/37	1,504,215	1,406,364	(d)
Park Place Securities Inc., 2004-WHQ2 M2 (1 mo. USD LIBOR + 0.945%)	2.182%	2/25/35	46,971	47,153	(d)
Renaissance Home Equity Loan Trust, 2004-2 AF4	5.392%	7/25/34	68,335	68,518
Settlement Fee Finance LLC, 2004-1A A	9.100%	7/25/34	88,875	89,757	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $8,640,685)				10,241,736

COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 2.7%
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	2.137%	7/25/46	537,188	257,635	(a)(d)
Banc of America Funding Corp., 2004-B 6A1	2.133%	12/20/34	213,794	165,215	(d)
Bear Stearns Alt-A Trust, 2004-03 A1 (1 mo. USD LIBOR + 0.640%)	1.877%	4/25/34	196,498	196,804	(d)
Bear Stearns Asset-Backed Securities Trust, 2002-AC1 B4	7.000%	1/25/32	202,720	2	(a)
Chevy Chase Mortgage Funding Corp., 2004-4A A1 (1 mo. LIBOR + 0.460%)	1.786%	10/25/35	835,035	812,689	(a)(d)
Countrywide Home Loans, 2005-7 1A1 (1 mo. USD LIBOR + 0.540%)	1.777%	3/25/35	532,508	513,108	(d)
HarborView Mortgage Loan Trust, 2004-10 4A (6 mo. USD LIBOR + 2.170%)	3.437%	1/19/35	127,271	126,537	(d)
Impac CMB Trust, 2005-2 2A2 (1 mo. USD LIBOR + 0.800%)	2.037%	4/25/35	66,601	64,757	(d)
Impac CMB Trust, 2A-10 (1 mo. USD LIBOR + 0.640%)	1.877%	3/25/35	166,197	156,855	(d)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.574%	6/15/36	227,770	632	(a)(d)
Merit Securities Corp., 11PA 3A1 (1 mo. LIBOR + 0.620%)	1.854%	4/28/27	65,955	62,666	(a)(d)
Merit Securities Corp., 11PA B3 (1 mo. LIBOR + 2.250%)	3.484%	9/28/32	613,691	547,005	(a)(d)
Metropolitan Asset Funding Inc., 1998-BI B1	8.000%	11/20/24	335,650	312,535	(d)
Prime Mortgage Trust, 2005-2 2XB, STRIPS, IO	1.743%	10/25/32	1,801,075	91,902	(d)
Prime Mortgage Trust, 2005-5 1X, STRIPS, IO	1.036%	7/25/34	3,239,049	136,953	(d)
Prime Mortgage Trust, 2005-5 1XB, STRIPS, IO	1.153%	7/25/34	70,095	68	(d)
Regal Trust IV, 1999-1 A (11th District Cost of Funds + 1.500%)	2.207%	9/29/31	8,149	7,719	(a)(d)
Residential Asset Mortgage Products Inc., 2005-SL2 AP0, STRIPS, PO	0.000%	2/25/32	7,153	6,239
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	2.079%	6/20/33	16,752	16,714	(d)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Sequoia Mortgage Trust, 2004-10 A1A (1 mo. USD LIBOR + 0.620%)	1.856%	11/20/34	12,456	$12,389	(d)
Sequoia Mortgage Trust, 2004-12 A1 (1 mo. USD LIBOR + 0.540%)	1.776%	1/20/35	131,539	121,240	(d)
Structured Asset Securities Corp., 1998-RF2 A	5.429%	7/15/27	157,219	154,357	(a)(d)
Structured Asset Securities Corp., 2002-9 A2 (1 mo. USD LIBOR + 0.600%)	1.837%	10/25/27	280,824	277,651	(d)
Structured Asset Securities Corp., 2003-9A 2A2 (6 mo. USD LIBOR + 1.990%)	3.266%	3/25/33	97,781	97,897	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR06 A (1 mo. USD LIBOR + 0.420%)	1.657%	5/25/44	254,378	251,816	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR12 A2A (1 mo. USD LIBOR + 0.390%)	1.627%	10/25/44	215,685	214,068	(d)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	10,205	11,173

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,743,347)				4,616,626

CONVERTIBLE BONDS & NOTES - 0.8%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Oasis Petroleum Inc., Senior Notes	2.625%	9/15/23	750,000	818,437

HEALTH CARE - 0.2%
Jazz Investments I Ltd., Senior Notes	1.500%	8/15/24	370,000	364,913	(a)

INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp., Senior Notes	1.625%	10/15/23	230,000	268,238	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,397,851)				1,451,588

MORTGAGE-BACKED SECURITIES - 0.1%
FNMA - 0.1%
Federal National Mortgage Association (FNMA), Whole Loan (Cost - $133,049)	6.500%	8/25/44	131,508	151,029

SENIOR LOANS - 6.3%
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.3%
American Axle & Manufacturing Inc., Term Loan B (1 mo. LIBOR + 2.250%)	3.490%	4/6/24	493,750	493,699	(d)(k)(l)

Media - 0.3%
Charter Communications Operating LLC, 2016 Term Loan I Add (1 mo. LIBOR + 2.250%)	3.490%	1/15/24	498,734	501,332	(d)(k)(l)

Specialty Retail - 1.5%
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	4.240%	3/11/22	1,984,013	1,689,246	(d)(k)(l)
Sally Holdings LLC, Term Loan B1 (1 mo. LIBOR + 2.500%)	3.750%	7/5/24	970,000	976,668	(d)(k)(l)

Total Specialty Retail				2,665,914

TOTAL CONSUMER DISCRETIONARY				3,660,945

ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Hercules Offshore Inc. (wind-down lender claim)	—	—	158,293	122,677	*(f)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - 0.0%
Blue Ridge Mountain Resources Inc., Exit Term Loan (LIBOR + 7.000% Cash, LIBOR + 7.000% PIK)	16.624%	5/6/19	110,685		$110,131	(b)(d)(f)(g)(k)(l)

TOTAL ENERGY					232,808

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
DaVita HealthCare Partners Inc., Term Loan B (1 mo. LIBOR + 2.750%)	3.985%	6/24/21	748,067		753,875	(d)(k)(l)

INDUSTRIALS - 0.9%
Delos Finance Sarl, 2017 Term Loan B	—	10/6/23	1,500,000		1,511,117	(m)

INFORMATION TECHNOLOGY - 0.9%
Technology Hardware, Storage & Peripherals - 0.9%
Dell Inc., Term Loan A2 (1 Week LIBOR + 2.250%)	3.450%	9/7/21	1,480,769		1,483,700	(d)(k)(l)

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
CenturyLink Inc., 2017 Term Loan B	2.750%	1/31/25	1,550,000		1,504,884	(k)(l)
Level 3 Financing Inc., 2017 Term Loan B (1 mo. LIBOR + 2.250%)	3.486%	2/22/24	500,000		500,447	(d)(k)(l)
Unitymedia Finance LLC, Term Loan B (1 mo. LIBOR + 2.250%)	3.487%	9/30/25	780,000		779,086	(d)(k)(l)(m)
Windstream Services LLC, Repriced Term Loan B6 (1 mo. LIBOR + 4.000%)	5.240%	3/29/21	229,421		205,331	(d)(k)(l)

TOTAL TELECOMMUNICATION SERVICES					2,989,748

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC, 2015 Term Loan B (3 mo. LIBOR + 6.250% PIK)	7.567%	3/4/22	426,700		300,823	*(b)(d)(k)(l)(n)

TOTAL SENIOR LOANS (Cost - $11,349,745)					10,933,016

SOVEREIGN BONDS - 5.0%
Argentina - 1.1%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	500,000		576,250	(a)
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	26.250%	6/21/20	1,080,000	ARS	65,232	(d)
Republic of Argentina, Bonds	18.200%	10/3/21	290,000	ARS	17,330
Republic of Argentina, Senior Bonds	22.710%	3/11/19	5,930,000	ARS	346,355	(d)
Republic of Argentina, Senior Bonds	6.875%	4/22/21	340,000		371,238
Republic of Argentina, Senior Bonds	7.500%	4/22/26	210,000		236,565
Republic of Argentina, Senior Bonds	7.125%	7/6/36	300,000		315,750

Total Argentina					1,928,720

Brazil - 0.3%
Federative Republic of Brazil, Notes	10.000%	1/1/23	1,400,000	BRL	454,901

Colombia - 0.8%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	1,250,000		1,304,062

Peru - 0.8%
Republic of Peru, Senior Bonds	4.125%	8/25/27	1,250,000		1,381,250

Poland - 0.9%
Republic of Poland, Bonds	4.000%	10/25/23	5,520,000	PLN	1,603,130

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - 1.1%
Russian Federal Bond, Bonds	7.050%	1/19/28	65,309,000	RUB	$1,102,591
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	800,000		872,555	(a)

Total Russia					1,975,146

TOTAL SOVEREIGN BONDS (Cost - $8,509,469)					8,647,209

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.1%
U.S. Government Obligations - 3.1%
U.S. Treasury Notes	1.125%	9/30/21	1,000,000		973,750
U.S. Treasury Notes	1.875%	3/31/22	750,000		749,854
U.S. Treasury Notes	1.750%	6/30/22	500,000		496,416
U.S. Treasury Notes	2.125%	6/30/22	1,190,000		1,201,621
U.S. Treasury Notes	2.000%	11/30/22	1,000,000		1,001,934
U.S. Treasury Notes	1.625%	5/31/23	1,000,000		978,574

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $5,412,289)					5,402,149

			SHARES
COMMON STOCKS - 0.4%
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow)			16,942		4,777	*(f)(g)

Oil, Gas & Consumable Fuels - 0.4%
Berry Petroleum Co.			5,092		49,036	*
Blue Ridge Mountain Resources Inc.			52,812		517,558	*
Sanchez Energy Corp.			2,438		11,751	*

Total Oil, Gas & Consumable Fuels					578,345

TOTAL ENERGY					583,122

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A.			4,654		13,869	*(f)(g)

TOTAL COMMON STOCKS (Cost - $2,042,820)					596,991

CONVERTIBLE PREFERRED STOCKS - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%		5,554		64,593	(b)
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%		84		977	(b)(o)
Sanchez Energy Corp.	6.500%		12,700		251,079	(f)

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $613,343)					316,649

PREFERRED STOCKS - 1.2%
FINANCIALS - 1.2%
Diversified Financial Services - 1.2%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	7.681%		75,725		2,103,641	(d)
Corporate-Backed Trust Certificates, Series 2001-8, Class A-1	7.375%		33,900		3	*(g)(n)

TOTAL FINANCIALS					2,103,644

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates	8.000%		2,068,500		20,685	(f)(g)

TOTAL PREFERRED STOCKS (Cost - $2,152,147)					2,124,329

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $214,080,761)					230,933,229

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.3%
Western Asset Government Cash Management Portfolio LLC (Cost - $501,317)	1.050%	501,317	$501,317	(p)

TOTAL INVESTMENTS** - 133.5% (Cost - $214,582,078)			231,434,546
Liabilities in Excess of Other Assets - (33.5)%			(58,043,640)

TOTAL NET ASSETS - 100.0%			$173,390,906

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

**	The entire portfolio is subject to lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Value is less than $1.

(f)	Security is valued using significant unobservable inputs (See Note 1).

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	All or a portion of this loan is unfunded as of September 30, 2017. The interest rate for fully unfunded term loans is to be determined.

(n)	The coupon payment on these securities is currently in default as of September 30, 2017.

(o)	Restricted security (See Note 3).

(p)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2017, the total market value of investments in Affiliated Companies was $501,317 and the cost was $501,317 (See Note 2).

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
GBP	— British Pound
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PLN	— Polish Zloty
PO	— Principal Only
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities

At September 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	25,000	USD	32,687	Barclays Bank PLC	10/19/17	$831
USD	1,981,313	GBP	1,527,200	Barclays Bank PLC	10/19/17	(66,212)

Total						$(65,381)

Abbreviations used in this table:

GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002.

The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$36,400,938	$0	*	$36,400,938
Other Corporate Bonds & Notes	—	150,050,969	—		150,050,969
Asset-Backed Securities	—	10,241,736	—		10,241,736
Collateralized Mortgage Obligations	—	4,616,626	—		4,616,626
Convertible Bonds & Notes	—	1,451,588	—		1,451,588
Mortgage-Backed Securities	—	151,029	—		151,029
Senior Loans:
Energy	—	—	232,808		232,808
Other Senior Loans	—	10,700,208	—		10,700,208
Sovereign Bonds	—	8,647,209	—		8,647,209
U.S. Government & Agency Obligations	—	5,402,149	—		5,402,149
Common Stocks:
Energy	$529,309	49,036	4,777		583,122
Industrials	—	—	13,869		13,869
Convertible Preferred Stocks:
Energy	—	65,570	251,079		316,649
Preferred Stocks:
Financials	2,103,641	3	—		2,103,644
Industrials	—	—	20,685		20,685

Total Long-Term Investments	$2,632,950	$227,777,061	$523,218		$230,933,229

Short-Term Investments†	—	501,317	—		501,317

Total Investments	$2,632,950	$228,278,378	$523,218		$231,434,546

Other Assets	—	—	7,743		7,743
Other Financial Instruments:
Forward Foreign Currency Contracts	—	831	—		831

Total	$2,632,950	$228,279,209	$530,961		$231,443,120

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$66,212	—		$66,212

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s investment adviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2017. The following transactions were effected in shares of such companies for the period ended September 30, 2017.

		Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2017
	Affiliate Value at December 31, 2016	Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$11,401,317	11,401,317	$10,900,000	10,900,000	—	$1,947	—	$501,317

3. Restricted securities

The following Fund investment is restricted as to resale.

Security	Number of Shares	Acquisition Date	Cost	Value at 9/30/2017	Value per Share	Percent of Net Assets
Berry Petroleum Co.	84	2/17	$840	$977	$11.63	0.00%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 22, 2017